Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	5,000,000	5,000,000
Redeemable Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in Shares)	0	4,000,000
Preferred stock, shares outstanding (in Shares)	0	4,000,000
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in Shares)	4,000,000	0
Preferred stock, shares outstanding (in Shares)	4,000,000	0
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	320,000,000	320,000,000
Common stock, shares issued (in Shares)	25,947,813	32,993,283
Common stock, shares outstanding (in Shares)	25,947,813	32,993,283
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	30,000,000	30,000,000
Common stock, shares issued (in Shares)	13,937,640	6,154,670
Common stock, shares outstanding (in Shares)	13,937,640	6,154,670